Asset Retirement Obligations and Accrued Environmental Costs (Summary of Reconciliation of Asset Retirement, Environmental Restoration Obligations) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Other provisions beginning balance	$ 1,731
Settled during the year	(128)
Foreign currency translation and other	27
Other provisions ending balance	1,676	$ 1,731
Current liabilities
Payables and accrued charges (Note 20)	208	188
Non-current liabilities
Asset retirement obligations and accrued environmental costs	1,468
Disposals	3
Change in estimates	(1)
Unwinding of discount on asset retirement obligations	50	49
Surety Bonds	486
Asset retirement obligations [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Other provisions beginning balance	1,371
Settled during the year	(103)
Foreign currency translation and other	27
Other provisions ending balance	1,333	1,371
Current liabilities
Payables and accrued charges (Note 20)	185
Non-current liabilities
Asset retirement obligations and accrued environmental costs	1,148
Disposals	0
Change in estimates	(11)
Unwinding of discount on asset retirement obligations	49
Accrued environmental costs [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Other provisions beginning balance	360
Settled during the year	(25)
Foreign currency translation and other	0
Other provisions ending balance	343	$ 360
Current liabilities
Payables and accrued charges (Note 20)	23
Non-current liabilities
Asset retirement obligations and accrued environmental costs	320
Disposals	3
Change in estimates	10
Unwinding of discount on asset retirement obligations	$ 1